Equity - Summary of Classes of Share Capital - Treasure Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of period				$ 95,499
Balance as at end of period		$ 94,515		$ 94,515
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares		2.5	1.8	0.5	0.6
Purchase of shares, Number of shares		33.4	38.1	78.1	68.6
Sale of shares, Number of shares		(34.2)	(39.6)	(76.9)	(68.9)
Ending balance, Number of shares		1.7	0.3	1.7	0.3
Balance as at beginning of period	[1]	$ (171)	$ (131)	$ (37)	$ (41)
Purchase of shares, Amount	[1]	(2,688)	(2,359)	(5,833)	(4,635)
Sale of shares, Amount	[1]	2,736	2,465	5,747	4,651
Balance as at end of period	[1]	$ (123)	$ (25)	$ (123)	$ (25)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares		0.2	0.3	0.1	0.3
Purchase of shares, Number of shares		1.8	1.8	3.3	3.6
Sale of shares, Number of shares		(1.8)	(1.9)	(3.2)	(3.7)
Ending balance, Number of shares		0.2	0.2	0.2	0.2
Balance as at beginning of period	[1]	$ (4)	$ (7)	$ (4)	$ (6)
Purchase of shares, Amount	[1]	(45)	(31)	(79)	(69)
Sale of shares, Amount	[1]	44	35	78	72
Balance as at end of period	[1]	$ (5)	$ (3)	$ (5)	$ (3)

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.